Document and Entity Information	Dec. 30, 2015
Prospectus:
Document Type	497
Document Period End Date	Dec. 30, 2015
Registrant Name	NEUBERGER BERMAN ALTERNATIVE FUNDS
Central Index Key	0001317474
Amendment Flag	false
Document Creation Date	Dec. 30, 2015
Document Effective Date	Dec. 30, 2015
Prospectus Date	Feb. 28, 2015